Debt - Schedule of Long-Term Debt (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 22, 2016
Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 5,262	$ 998	$ 996
Unamortized discounts, premiums and debt issuance costs	2	(13)	(14)
Total long-term debt	5,264	985	982
Less: current portion of long-term debt	(332)	(5)	(6)
Long-term debt	4,932	980	976
Other | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 7	$ 8	6
3.500% Unsecured Notes due 2026 | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate	3.50%	3.50%		3.50%
Effective percentage	3.59%	3.59%
3.500% Unsecured Notes due 2026 | Unsecured Debt | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 326	$ 400	400
4.750% Unsecured Notes due 2046 | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate	4.75%	4.75%		4.75%
Effective percentage	5.02%	5.02%
4.750% Unsecured Notes due 2046 | Unsecured Debt | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 554	$ 590	$ 590
4.600% Unsecured Notes due 2027 | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate	4.60%
Effective percentage	4.65%
4.600% Unsecured Notes due 2027 | Unsecured Debt | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 700	0
4.700% Unsecured Notes due 2028 | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate	4.70%
Effective percentage	4.76%
4.700% Unsecured Notes due 2028 | Unsecured Debt | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 700	0
4.950% Unsecured Notes due 2030 | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate	4.95%
Effective percentage	5.01%
4.950% Unsecured Notes due 2030 | Unsecured Debt | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 1,000	0
5.400% Unsecured Notes due 2035 | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate	5.40%
Effective percentage	5.47%
5.400% Unsecured Notes due 2035 | Unsecured Debt | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 1,000	0
7.125% Unsecured Notes due 2036 | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate	7.125%
Effective percentage	7.25%
7.125% Unsecured Notes due 2036 | Unsecured Debt | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 445	0
6.875% Unsecured Notes due 2039 | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate	6.875%
Effective percentage	6.99%
6.875% Unsecured Notes due 2039 | Unsecured Debt | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 191	0
6.500% Unsecured Notes due 2043 | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate	6.50%
Effective percentage	6.61%
6.500% Unsecured Notes due 2043 | Unsecured Debt | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 239	0
4.200% Unsecured Notes due 2033 | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate	4.20%
Effective percentage	4.24%
4.200% Unsecured Notes due 2033 | Unsecured Debt | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 50	0
7.650% Private Placement due 2031 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate	7.65%
Effective percentage	7.80%
7.650% Private Placement due 2031 | Secured Debt | Nonrelated Party
Debt Instrument [Line Items]
Total principal	$ 50	$ 0